Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended
Sep. 30, 2012
Cash Flows From Operating Activities:
Net loss	$ (60)
Changes in operating assets and liabilities	0
Net cash used in operating activities	(60)
Cash Flows From Investing Activities:
Net cash used in investing activities	0
Cash Flows From Financing Activities:
Initial capital contribution	1,000
Net cash provided by financing activities	1,000
Net increase in cash	940
Cash - beginning of period	0
Cash - end of period	$ 940